LEASES - Leases of lessee (Details) ₫ in Millions	Dec. 31, 2023 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)
Operating lease
Right-of-use assets - Operating lease	₫ 7,074,785	$ 296,437,819	₫ 4,558,983
Total operating lease liabilities	6,847,762	286,925,417	4,025,234
Current portion of operating lease liabilities	1,520,305	63,701,710	768,883
Non-current operating lease liabilities	5,327,457	223,223,707	3,256,351
Related party
Operating lease
Total operating lease liabilities	1,098,369	46,022,333	689,846
Related party | Vinhomes JSC
Operating lease
Total operating lease liabilities	36,133	1,513,995	41,517
Related party | VHIZ JSC
Operating lease
Total operating lease liabilities	480,290	20,124,445
Related party | Vincom Retail JSC
Operating lease
Total operating lease liabilities	251,927	10,555,895	237,939
Related party | Vincom Retail Operation LLC
Operating lease
Total operating lease liabilities	310,162	12,995,978	410,390
Related party | Others
Operating lease
Total operating lease liabilities	19,857	832,020
Nonrelated party
Operating lease
Total operating lease liabilities	₫ 5,749,393	$ 240,903,084	₫ 3,335,388